Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Business Segment Information [Abstract]
Segment Pre-Tax Income (Loss)

Segment Pre-tax Income (Loss) (dollars in millions)

For the year ended December 31, 2015
	Transportation Finance	Commercial Banking	Consumer and Community Banking	Non-Strategic Portfolios	Corporate & Other	Total CIT
Interest income	$187.1	$904.2	$183.4	$184.9	$53.3	$1,512.9
Interest expense	(582.4)	(264.9)	(27.0)	(121.3)	(107.9)	(1,103.5)
Provision for credit losses	(14.5)	(131.0)	(8.7)	(6.3)	–	(160.5)
Rental income on operating leases	2,018.5	97.3	–	36.7	–	2,152.5
Other income	97.0	270.5	5.4	(97.0)	(56.4)	219.5
Depreciation on operating lease equipment	(558.1)	(71.6)	–	(10.8)	–	(640.5)
Maintenance and other operating lease expenses	(231.0)	–	–	–	–	(231.0)
Operating expenses / loss on debt extinguishment	(234.8)	(556.5)	(143.7)	(123.8)	(112.1)	(1,170.9)
Income (loss) from continuing operations before (provision) benefit for income taxes	$681.8	$248.0	$9.4	$(137.6)	$(223.1)	$578.5
Select Period End Balances
Loans	$3,542.1	$20,929.2	$7,200.4	$–	$–	$31,671.7
Credit balances of factoring clients	–	(1,344.0)	–	–	–	(1,344.0)
Assets held for sale	54.9	414.9	45.1	1,577.5	–	2,092.4
Operating lease equipment, net	16,358.0	259.0	–	–	–	16,617.0
For the year ended December 31, 2014
Interest income	$157.5	$758.9	$–	$295.9	$14.2	$1,226.5
Interest expense	(558.8)	(240.7)	–	(218.4)	(68.3)	(1,086.2)
Provision for credit losses	(5.5)	(63.5)	–	(30.9)	(0.2)	(100.1)
Rental income on operating leases	1,955.7	83.7	–	53.6	–	2,093.0
Other income	51.8	306.1	–	(27.8)	(24.7)	305.4
Depreciation on operating lease equipment	(516.9)	(70.0)	–	(28.8)	–	(615.7)
Maintenance and other operating lease expenses	(196.8)	–	–	–	–	(196.8)
Operating expenses / loss on debt extinguishment	(209.5)	(474.5)	–	(180.9)	(80.4)	(945.3)
Income (loss) from continuing operations before (provision) benefit for income taxes	$677.5	$300.0	$–	$(137.3)	$(159.4)	$680.8
Select Period End Balances
Loans	$2,933.2	$15,029.0	$–	$1,532.8	$–	$19,495.0
Credit balances of factoring clients	–	(1,622.1)	–	–	–	(1,622.1)
Assets held for sale	412.5	22.8	–	782.8	–	1,218.1
Operating lease equipment, net	14,664.8	221.8	–	43.8	–	14,930.4
For the year ended December 31, 2013
Interest income	$125.4	$733.7	$–	$381.6	$14.5	$1,255.2
Interest expense	(482.1)	(269.6)	–	(248.2)	(61.0)	(1,060.9)
Provision for credit losses	8.6	(42.9)	–	(30.7)	0.1	(64.9)
Rental income on operating leases	1,674.0	89.9	–	133.5	–	1,897.4
Other income	72.5	290.3	–	11.4	7.1	381.3
Depreciation on operating lease equipment	(426.6)	(63.8)	–	(50.2)	–	(540.6)
Maintenance and other operating lease costs	(163.0)	–	–	(0.1)	–	(163.1)
Operating expenses / loss on debt extinguishment	(178.1)	(456.7)	–	(261.7)	(73.7)	(970.2)
Income (loss) from continuing operations before (provisions) benefit for income taxes	$630.7	$280.9	$–	$(64.4)	$(113.0)	$734.2
Select Period End Balances
Loans	$1,767.4	$13,673.1	$–	$3,188.7	$–	$18,629.2
Credit balances of factoring clients	–	(1,336.1)	–	–	–	(1,336.1)
Assets held for sale	152.0	38.2	–	813.2	–	1,003.4
Operating lease equipment, net	12,771.8	215.1	–	48.5	–	13,035.4

Geographic Region

Geographic Region (dollars in millions)

		Total Assets (1)	Total Revenue from continuing operations	Income from continuing operations before benefit (provision) for income taxes	Income from continuing operations before attribution of noncontrolling interests
U.S. (1)	2015	$55,550.4	$2,565.3	$238.8	$808.7
	2014	$34,985.8	$2,174.3	$342.4	$740.9
	2013	$34,121.0	$2,201.7	$374.2	$354.6

Europe	2015	$8,390.9	$769.2	$149.0	$101.0
	2014	$7,950.5	$857.7	$161.2	$175.4
	2013	$7,679.6	$807.4	$167.3	$121.5

Other foreign (2) (3)	2015	$3,557.5	$550.4	$190.7	$157.2
	2014	$4,943.7	$592.9	$177.2	$162.4
	2013	$5,338.4	$524.8	$192.7	$174.2

Total consolidated	2015	$67,498.8	$3,884.9	$578.5	$1,066.9
	2014	$47,880.0	$3,624.9	$680.8	$1,078.7
	2013	$47,139.0	$3,533.9	$734.2	$650.3

(1)Includes Assets of discontinued operation of $500.5 million at December 31, 2015, none at December 31, 2014 and $3,821.4 million at December 31, 2013.

(2)Includes Canada region results which had income before income taxes of $131.9 million in 2015, and $72.6 million in 2014, and $79.5 million in 2013 and income before noncontrolling interest of $98.2 million in 2015, $57.4 million in 2014, and $69.2 million in 2013.

(3)Includes Caribbean region results which had income before income taxes of $42.2 million in 2015, and $161.0 million in 2014, and $103.3 million in 2013 and income before noncontrolling interest of $48.9 million in 2015, $161.7 million in 2014, and $103.4 million in 2013.